OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS, NET
OTHER NON-CURRENT ASSETS, NET

8.    OTHER NON-CURRENT ASSETS, NET

	As of December 31,
	2021	2022
	RMB	RMB	US$
Long-term deposits(1)	117,345	181,477	26,312
Prepayments for equipment, net	16,866	119,009	17,254
Land use rights, net(2)	6,947	26,081	3,781
Prepaid leasehold improvements	22,768	1,177	171

	163,926	327,744	47,518
(1)	Long-term deposits mainly represent rental and renovation deposits over 1 year.
(2)	Land use rights represent payments to the local government authorities for use of lands for 50 years, net of accumulated amortization. As of December 31, 2021 and 2022, the carrying amounts of land use rights are RMB6.9 million and RMB26.1 million, respectively, which represent the result of their original values of RMB7.3 million and RMB26.7 million, netting off accumulated amortization of RMB0.4 million and RMB0.6 million, respectively. Land use rights are amortized on a straight-line basis with amortization expenses of RMB0.14 million, RMB0.15 million and RMB0.2 million (US$0.03 million) for the years ended December 31, 2020, 2021 and 2022, respectively.